Organization And Summary Of Significant Accounting Policies (Narrative) (Derivative Liabilities) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Feb. 15, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 16,252,000	$ 15,935,000
Debt instrument original conversion price, per share	$ 8.00	$ 8.00
Reduction of warrant exercise price, per share	$ 9.60	$ 9.60
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Embedded derivative, fair value			7,100,000
Derivative liabilities, at fair value	7,416,000	7,205,000
Warrant Derivative [Member]
Derivatives, Fair Value [Line Items]
Embedded derivative, fair value			8,600,000
Derivative liabilities, at fair value	$ 8,836,000	$ 8,730,000